Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepayments and accrued income including contract assets [abstract]
Insurances premiums	R$ 89,951	R$ 49,428
Maintenance	295,518	82,689
Commissions	112,599	60,681
Other	59,710	44,433
Total	557,778	237,231
Current	244,413	219,039
Non-current	R$ 313,365	R$ 18,192